As filed with the Securities and Exchange Commission on November 3, 2010
Securities Act File No. 333-166559

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 2

ING VARIABLE PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of ING Baron Asset Portfolio, a series of ING Partners, Inc., with and into ING MidCap Opportunities Portfolio, a series of ING Variable Products Trust., as required by Item 16(12) of Form N-14.  Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information which were filed on EDGAR on June 22, 2010 (File No. 333-166559).

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Section 4.3 of the Declaration of Trust of ING Variable Products Trust (the “Registrant”) provides the following:

(a)                                  Subject to the exceptions and limitations contained in paragraph (b) below:

(i)                                     every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

(ii)                                  the word “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; aria the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)                                 No indemnification shall be provided hereunder to a Trustee or officer:

(i)                                     against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)                                  with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(iii)                               in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)                              by the court or other body approving the settlement or other disposition; or

(B)                                based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(C)                                the rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to he such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(c)                                  Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)                                     such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii)                                  a majority of the Disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will he found entitled to indemnification.

As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)          (a)          Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 1996 and incorporated herein by reference.

(b)         Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed on April 30, 1997 and incorporated herein by reference.

(c)          Certificate of Establishment and Designation dated April 24, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed on May 16, 1997 and incorporated herein by reference.

(d)         Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 12, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(e)          Certificate of Amendment of Declaration of Trust and Redesignation of Series — Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(f)            Certificate of Amendment of Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(g)         Certificate of Amendment of Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(h)         Certificate of Establishment and Designation of Series - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(i)             Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(j)             Certificate of Amendment of Declaration of Trust and Establishment and Designation of Additional Series of Shares of Beneficial Interest; Establishment of Additional Series; Establishment of New Principal Place of Business - Filed as an Exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2001 and incorporated herein by reference.

(k)          Abolition of Series of Shares of Beneficial Interests dated December 17, 2001- Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(l)             Certificate of Amendment of Declaration of Trust and Redesignation of Series dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(m)       Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 22, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(n)         ING Variable Products Trust Abolition of Series of Shares of Beneficial Interest dated February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2003 and incorporated herein by reference.

(o)         Establishment and Declaration of Series — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(p)         Certificate of Amendment of Declaration of Trust dated June 17, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(q)         Establishment and Designation of Series dated July 29, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(r)            Certificate of Amendment of Declaration of Trust dated June 29, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(s)          Certificate of Amendment of Declaration of Trust and Redesignation of Series dated July 29, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(t)            Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 9, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(u)         Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 30, 1999 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(v)         Certificate of Amendment of Declaration of Trust and Redesignation of Series effective June 2, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(w)       Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(x)           Establishment and Designation of Series and Classes dated November 11, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(y)         Certificate of Amendment of Declaration of Trust dated February 21, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(z)           Amended Establishment and Designation of Series and Classes of Shares (ING VP Growth + Value Portfolio) effective November 11, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(aa)    Amended Establishment and Designation of Classes (Class R shares to Class I shares) dated February 25, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(bb)  Amended Establishment and Designation of Classes (ING VP Financial Services Portfolio) dated February 25, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(cc)    Abolition of Series of Shares of Beneficial Interest (ING VP International and ING VP International SmallCap Growth Portfolios) dated February 25, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(dd)  Amended Establishment and Designation of Classes dated April 4, 2005 (Class I shares of ING VP LargeCap Growth Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(ee)    Establishment and Designation of Classes (Adviser Class of shares) dated April 29, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(ff)        Abolition of Series of Beneficial Interest (ING VP Disciplined LargeCap Portfolio and ING VP MagnaCap Portfolio) dated January 3, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2007 and incorporated herein by reference.

(gg)  Abolition of Series of Beneficial Interest (ING VP Convertible Portfolio) dated May 16, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2007 and incorporated herein by reference.

(hh)  Abolition of Series of Beneficial Interest (ING VP LargeCap Growth Portfolio) dated December 27, 2006 — Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(ii)          Plan of Liquidation and Dissolution of Series — ING VP Financial Services Portfolio — Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

(jj)          Abolition of Series of Beneficial Interest (ING VP Financial Services Portfolio) dated September 11, 2008 — Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

(kk)    Abolition of Series of Beneficial Interest (ING VP High Yield Portfolio and ING VP Real Estate Portfolio) dated September 11, 2008 — Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

(ll)          Establishment and Designation of Classes (Service 2 Class shares) dated January 23, 2009 — Filed as an exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A on February 20, 2009 and incorporated herein by reference.

(mm) Certificate of Amendment of Declaration of Trust and Redesignation of Series effective May 1, 2009 — Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A on April 29, 2009 and incorporated herein by reference.

(2)          (a)          By-laws — Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 1996 and incorporated herein by reference.

(i)                                     Amendment to the By-laws of Pilgrim Variable Products Trust effective July 26, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(3)                                  Not applicable.

(4)                                  Agreement and Plan of Reorganization between ING Partners, Inc., on behalf of its ING Baron Asset Portfolio series, and ING Variable Products Trust, on behalf of its ING MidCap Opportunities Portfolio series — Previously filed as Appendix A to the Registrant’s Proxy Statement/Prospectus on Form N-14 on June 22, 2010 and incorporated herein by reference (File No. 333-166559).

(5)                                  Not applicable.

(6)          (a)          Amended and Restated Investment Advisory Agreement between Pilgrim Variable Products Trust and ING Pilgrim Investments, LLC dated April 30, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)                                     First Amendment, effective as of September 2, 2004, to the Amended and Restated Investment Advisory Agreement — Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(ii)                                  Second Amendment to the Amended and Restated Investment Advisory Agreement dated April 30, 2001, between ING Variable Products Trust and ING Investments, LLC, effective as of December 15, 2006— Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(iii)                               Amended and Restated Schedule A, dated April 28, 2006, to the Amended and Restated Investment Advisory Agreement— Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2006 and incorporated herein by reference.

(iv)                              Amended and Restated Schedule A, effective November 30, 2009, with respect to the Amended and Restated Investment Advisory agreement between ING Variable Products Trust and ING Investments, LLC—Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(v)                                 Side letter agreement lowering the management fee for ING MidCap Opportunities Portfolio in accordance with the Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust from May 2, 2010 through and including May 2, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(b)                                 Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. dated August 7, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed on April 18, 2002 and incorporated herein by reference.

(i)                                     First Amendment to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. effective as of July 1, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(ii)                                  Second Amendment to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. effective as of September 1, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(iii)                               Third Amendment, effective as of December 15, 2006, to the Sub-Advisory Agreement dated August 7, 2001 between ING Investments, LLC and ING Investment Management Co. — Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(iv)                              Fourth Amendment, effective as of September 15, 2007, to the Sub-Advisory Agreement dated August 7, 2001 between ING Investments, LLC and ING Investment Management Co. — Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2008 and incorporated herein by reference.

(v)                                 Amended Schedule A, effective November 30, 2009, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(c)                                  Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust effective as of February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(i)                                     First Amendment, effective January 30, 2009, to the Amended and Restated Expense Limitation Agreement, effective as of February 1, 2005 between ING Investment, LLC and ING Variable Products Trust — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s

Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(ii)                                  Amended Schedule A, effective November 30, 2009, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(iii)                               Side letter agreement (regarding Expense Limitation Recoupments) dated May 1, 2009 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust — Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A on April 29, 2009 and incorporated herein by reference

(7)          (a)          Distribution Agreement between Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. dated February 26, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)                                     Substitution Agreement dated October 8, 2002 by and between ING Variable Products Trust and ING Funds Distributor, LLC — Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2008 and incorporated herein by reference.

(ii)                                  Amended and Restated Schedule of Portfolios dated November 30, 2009 to the Distribution Agreement between ING Variable Products Trust and ING Funds Distributor, LLC — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(8)                                  N/A

(9)          (a)          Custody Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)                                     Amended Exhibit A, effective April 30, 2010, to the Custody Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(b)         Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)                                     Amended Exhibit A, effective April 30, 2010, to the Foreign Custody Manager Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(ii)                                  Amended Schedule 2 to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated as of June 4, 2008 — Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

(c)          Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)                                     Form of Amended Exhibit A, effective April 30, 210, to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(10)    (a)          Shareholder Services Plan (Class S Shares) approved on August 7, 2001- Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)                                     Amended and Restated Schedule of Portfolios dated October, 2008 to the Shareholder Services Plan (Class S Shares) — as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

(ii)                                  Waiver letter dated March 1, 2010 for Reduction in Fee Payable under the Shareholder Services Plan for Class S shares of ING International Value Portfolio and ING MidCap Opportunities — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(b)         Amended and Restated Shareholder Services Plan (Class S shares), effective March 1, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(i)                                     Amended Schedule dated November 2009 to the Amended and Restated Shareholder Services Plan (Class S shares) — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(c)          Shareholder Service and Distribution Plan approved on January 6, 2005 (Adviser Class Shares)— Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(i)                                     Amended Schedule A dated November 30, 2009 to Shareholder Service and Distribution Plan - Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(d)         Shareholder Service and Distribution Plan with ING Variable Products Trust (Service 2 Class shares) approved November 14, 2008 — Filed as an exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A on February 20, 2009 and incorporated herein by reference.

(i)                                     Amended Schedule A dated November 30, 2009 to the Shareholder Service and Distribution Plan — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(ii)                                  Waiver letter dated May 1, 2010 for Reduction in Fee Payable under the ING Variable Products Trust Shareholder and Distribution Plan Service 2 Class shares — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(e)          Second Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Variable Products Trust approved November 14, 2008 — Filed as an exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A on February 20, 2009 and incorporated herein by reference.

(i)                                     Amended Schedule A with respect to the Second Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated November 30, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(11)                            Opinion and Consent of Counsel — Previously filed as an exhibit to the Registrant’s Registration Statement on Form N-14 on May 6, 2010, File No. 333-166559, and incorporated herein by reference.

(12)                            Opinion and Consent of Counsel Supporting Tax Matters and Consequences — Filed herewith.

(13) (a)           Amended and Restated Administrative Services Agreement between ING Variable Products Trust and ING Funds Services, LLC dated May 2, 1994, as amended May 1, 1997, as restated April 30, 2000, further restated on April 30, 2001 and as further amended and restated on November 30, 2008 - Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A on April 29, 2009 and incorporated herein by reference.

(i)                                     Amended and Restated Schedule A, dated November 30, 2009, to the Amended and Restated Administrative Services Agreement, dated May 2, 1994, between ING Variable Products Trust and ING Funds Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(b)         Agency Agreement with DST Systems, Inc. dated November 30, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)                                     Amended and Restated Exhibit A, effective September 15, 2008, to the Agency Agreement with DST Systems, Inc.— Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

(c)          Transfer Agency Services Agreement with PNC Global Investment Servicing (U.S.) Inc., dated February 25, 2009, effective April 20, 2009 — Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A on April 29, 2009 and incorporated herein by reference.

(i)                                     Amended Exhibit A, effective April 30, 2010, to the Transfer Agency Services Agreement, dated February 25, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(d)         Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)                                     Amended Exhibit A, effective April 30, 2010, to the Fund Accounting Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(e)          Administrative and Shareholder Services Agreement with ING Funds Services, LLC and Golden American Life Insurance Company dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(f)            Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)                                     Amendment to Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(g)         Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and Security Life of Denver Insurance Company dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)                                     Amendment to Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and Security Life of Denver Insurance Company executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(h)         Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)                                     Amendment to Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Administrative and Shareholder Services Agreement with ING Funds Services, LLC and ING Insurance Company of America dated April 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(j)             Administrative and Shareholder Services Agreement with ING Funds Services, LLC and ING Life Insurance and Annuity Company dated April 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(k)          Participation Agreement between Pilgrim Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc. dated April 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(l)             Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)                                     Amendment to Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(m)       Participation Agreement between Pilgrim Variable Products Trust, Aetna Insurance Company of America and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)                                     Amendment to Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance Company of America and ING Pilgrim Securities, Inc. executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(n)         Participation Agreement between Pilgrim Variable Products Trust, Golden American Life Insurance Company, ING Pilgrim Investments, LLC and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)                                 Amendment to Participation Agreement between Pilgrim Variable Products Trust, Golden American Life Insurance Company, ING Pilgrim Investments, LLC and ING Pilgrim Securities, Inc. executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(o)         Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)                                     Amendment to Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. executed November 15, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(ii)                                  Amendment to Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(p)         Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)                                     Amendment to Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(ii)                                  Amendment to Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. executed September 22, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(q)         Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company of New York and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)                                     Amendment to Participation Agreement executed August 30, 2002 between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company of New York and ING Pilgrim Securities, Inc.— Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(r)            Participation Agreement between Massachusetts Mutual Company and ING Variable Products Trust effective April 26, 2006- Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(i)                                     Amendment to Participation Agreement executed August 30, 2002 between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company of New York and ING Pilgrim Securities, Inc.— Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(s)          Allocation Agreement in reference to Fidelity Bond dated May 24, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)                                     Amended Schedule A with Respect to the Allocation Agreement (Blanket Bond) dated May 2007 —Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2008 and incorporated herein by reference.

(t)            Allocation Agreement in reference to Directors and Officers Liability dated May 24, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)                                     Amended Schedule A with Respect to the Allocation Agreement (Directors and Officers Liability) dated May 2007 — Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2008 and incorporated herein by reference.

(14)                            Consent of Independent Registered Public Accounting Firm — Previously filed as an exhibit to the Registrant’s Registration Statement on Form N-14 on May 6, 2010, File No. 333-166559, and incorporated herein by reference.

(15)                            Not applicable.

(16)                            Powers of Attorney- Powers of Attorney for Todd Modic and each Trustee were filed as attachments to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed on February 8, 2008 and are incorporated herein by reference.

(17)                            Not applicable.

ITEM 17. UNDERTAKINGS

(1)                                  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 3rd day of November, 2010.

ING VARIABLE PRODUCTS TRUST
By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

		President, Chief Executive	November 3, 2010
Shaun P. Matthews*		Officer and Interest Director

		Senior Vice President and	November 3, 2010
Todd Modic*		Chief/Principal Financial Officer

		Trustee	November 3, 2010
Colleen D. Baldwin*

		Trustee	November 3, 2010
John V. Boyer*

		Trustee	November 3, 2010
Patricia W. Chadwick*

		Interested Trustee	November 3, 2010
Robert W. Crispin*

		Trustee	November 3, 2010
Peter S. Drotch*

		Trustee	November 3, 2010
J. Michael Earley*

		Trustee	November 3, 2010
Patrick W. Kenny*

		Trustee	November 3, 2010
Sheryl K. Pressler*

		Director	November 3, 2010
Roger B. Vincent*

*By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Attorney-in-Fact**

**           Powers of Attorney for Todd Modic and each Trustee were filed as attachments to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed on February 8, 2008 and are incorporated herein by reference.

Exhibit Index

Exhibit Number	Name of Exhibit
(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences